Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial assets - Text Details (Detail) [Line Items]
Non-current financial assets at fair value through profit or loss	€ 136	€ 116	€ 104
Non-current financial assets measured at fair value through other comprehensive income	72	198	369
Non-current financial assets at amortised cost	40	46	114
Other non-current financial assets, total	248	360	€ 587
Acquisitions	75	45
Sales redemptions	174	116
Value adjustment through OCI	(33)	(164)
Value adjustment through P&L	18	(1)
Translation Differences And Other	3	10
Reclassifications	(1)	0
Financial assets at amortised cost, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Acquisitions	11	14
Sales redemptions	17	78
Value adjustment through OCI	0
Value adjustment through P&L	0	0
Translation Differences And Other	0	(4)
Reclassifications	(1)	0
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Acquisitions	15	1
Sales redemptions	109	18
Value adjustment through OCI	(33)	(164)
Value adjustment through P&L	0
Translation Differences And Other	2	12
Reclassifications	(1)	(2)
Financial assets at fair value through profit or loss, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Acquisitions	48	30
Sales redemptions	48	20
Value adjustment through OCI	0	0
Value adjustment through P&L	18	(2)
Translation Differences And Other	1	2
Reclassifications	€ 1	€ 2